Summary of Significant Accounting Policies - Summary of Movement of Non-Marketable Investments (Detail) - Non-marketable Investments [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of Non-Marketable Investments [Line Items]
Opening balance	¥ 86,501
Purchase of non-marketable investments	771,218	¥ 86,578
Disposal of non-marketable investments	(1,508)
Fair value change		(77)
Ending balance	¥ 856,211	¥ 86,501